Identification and business activity (Details Textual) lb in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) lb t bbl	Dec. 31, 2017 USD ($) lb	Dec. 31, 2016 USD ($) lb
Disclosure of identification and business activity [Line Items]
Proceeds from sales of property, plant and equipment, classified as investing activities	$ 2,240	$ 1,962	$ 7,180
Assets	4,217,221	4,332,813	4,266,415
Reversal of impairment loss	$ 0	$ (11,770)	$ 0
Processing Capacity | t	548,500
Concentrator Facility Capacity | t	409,500
Pre Expansion Capacity Approved | t	361,500
Capacity of Crushed Leach Facility | t	39,000
Run Of Mine Capacity | t	100,000
Quecher Main project [Member]
Disclosure of identification and business activity [Line Items]
Average production capacity | bbl	200,000
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of identification and business activity [Line Items]
Volume of gold produced | lb	520	530	660
Description Of Location of Entity Operation	The Company's operations are located approximately 375 miles (604 kilometers) north of Lima and 30 miles (48 kilometers) north of the city of Cajamarca and are primarily accessible by paved roads. The Yanacocha property began production in 1993 and consists of the following open pit mines: the La Quinua Complex, the Yanacocha Complex, the Carachugo Complex and Maqui Maqui. In addition, The Company has four leach pads (La Quinua, Yanacocha, Carachugo and Maqui Maqui), three gold processing plants (Pampa Larga, Yanacocha Norte and La Quinua), one limestone processing facility (China Linda) and one mill (Yanacocha Gold Mill).
Sociedads Mineras Cerro Verde Saa [Member] | Quecher Main project [Member]
Disclosure of identification and business activity [Line Items]
Average production capacity | bbl	200,000,000
Newmont Second Capital Corporation [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	51.35%
S.M.R.L. Chaupiloma Dos de Cajamarca [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure of identification and business activity [Line Items]
Royalty rate on net sales	3.00%
Newmont Mining Corporation [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Cyprus Climax Metals [Member] | Sociedads Mineras Cerro Verde Saa [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	53.56%
SMM Cerro Verde Netherlands B.V [Member] | Sociedads Mineras Cerro Verde Saa [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interests held by non-controlling interests	21.00%
Compania de Minas Buenaventura S.A.A. [Member] | Sociedads Mineras Cerro Verde Saa [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interests held by non-controlling interests	19.58%
other stakeholders [Member] | Sociedads Mineras Cerro Verde Saa [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interests held by non-controlling interests	5.86%
Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Losses on disposals of non-current assets		$ 4,000
Reversal of impairment loss		$ 11,800
El Brocal [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of voting rights held in subsidiary	61.43%	61.43%
El Brocal [Member] | Mining activities [Member] | Indirect [Member]
Disclosure of identification and business activity [Line Items]
Proportion of voting rights held in subsidiary	58.24%	58.24%
Colquijirca S.A. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of voting rights held in subsidiary	99.99%	99.99%
Antapite [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proceeds from sales of property, plant and equipment, classified as investing activities			$ 1,000
Losses on disposals of non-current assets			$ 3,000
Compania Minera Condesa S.A. [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interests held by non-controlling interests	43.65%
Compania Minera Condesa S.A. [Member] | Mining activities [Member] | Indirect [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	0.00%	0.00%
Minas Buenaventura S.A.A [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Breapampa [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proceeds from sales of property, plant and equipment, classified as investing activities		$ 2,000
Reversal of impairment loss	$ 7,400
Recuperada [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proceeds from sales of property, plant and equipment, classified as investing activities		$ 600
Reversal of impairment loss	$ 7,100